Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity File Number	001-42534
Entity Address, Address Line One	Akti Miaouli 89
Entity Address, City or Town	Piraeu
Entity Address, Postal Zip Code	18538
Entity Address, Country	GR
Amendment Flag	false
Entity Registrant Name	Heidmar Maritime Holdings Corp.
Entity Central Index Key	0002029471